Label	Element	Value
Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks monthly investment results, before fees and expenses, of 200% of the calendar month performance of the ICE U.S. Treasury 7-10 Year Bond Index. The Fund does not seek to achieve its stated investment objective for a period of time different than a full calendar month.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 01, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio turnover is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example -
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in financial instruments that provide leveraged exposure to the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”) and/or exchange-traded funds (“ETFs”) that track the Index. The financial instruments in which the Fund normally invests include swap agreements and futures contracts which are intended to produce economically leveraged investment results. On a day-to-day basis, the Fund may hold money market funds and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the Index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee. The Index is not adjusted for securities that may become eligible or ineligible for inclusion in the Index intra-month. The composition of the Index is rebalanced on the last business day of each month. The Index was comprised of 17 constituents as of September 30, 2016.

The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.

The Fund may invest in the securities of the Index, an ETF that tracks the Index, or utilize derivatives such as swaps on the Index, swaps on an ETF that tracks the same Index or a substantially similar index as the Fund, or futures contracts to obtain leveraged exposure to the securities or a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Certain of the derivative instruments in which the Fund may invest may be traded in the over-the-counter market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund seeks to remain fully invested at all times consistent with its stated investment objective.

At the close of the markets on the last trading day of each month, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the month will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen over the course of a given month, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen over the course of a given month, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

Because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may engage in frequent trading.

The Fund is “non-diversified”, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all or a portion of your money invested in the Fund. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund.

Effects of Compounding and Market Volatility Risk- The Fund has a monthly leveraged investment objective and the Fund’s performance for periods greater than a full calendar month will be the result of each month's returns compounded over the period, which is very likely to be better or worse than 200% of the Index’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on leveraged funds. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a full calendar month to vary from 200% of the performance of the Index. The effect of compounding becomes more pronounced as Index volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Index during the holding period of an investment in the Fund. If adverse monthly performance of the Index reduces the amount of a shareholder’s investment, any further adverse monthly performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable monthly performance of the Index increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase correspondingly.

The chart below provides examples of how Index volatility could affect the Fund’s performance. Fund performance for periods greater than one calendar month can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors – Index volatility and Index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in the Index; (ii) there were no Fund expenses; and (iii) borrowing/lending rates of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. As shown in the chart below, the Fund would be expected to lose 9.8% if the Index provided no return over a one year period during which the Index experienced annualized volatility of 25%.

At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Index’s return is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 70.2% of its value, even if the cumulative Index return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Index and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Index.

One Year Index	200% One Year Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-86.8%	-88.7%	-93.5%	-97.3%	-98.7%
-50%	-100%	-77.7%	-80.4%	-87.6%	-94.1%	-97.1%
-40%	-80%	-66.4%	-70.1%	-79.6%	-89.5%	-94.4%
-30%	-60%	-53.0%	-57.7%	-70.0%	-82.1%	-90.3%
-20%	-40%	-37.7%	-43.4%	-58.6%	-73.7%	-85.2%
-10%	-20%	-20.6%	-27.5%	-44.6%	-62.9%	-78.0%
0%	0%	-1.7%	-9.8%	-31.4%	-53.6%	-70.2%
10%	20%	18.9%	9.5%	-15.8%	-41.7%	-60.8%
20%	40%	40.9%	29.8%	0.3%	-24.8%	-51.0%
30%	60%	64.4%	51.8%	19.4%	-9.7%	-39.1%
40%	80%	89.3%	74.4%	37.3%	1.3%	-26.6%
50%	100%	115.5%	98.5%	57.5%	15.3%	-13.4%
60%	120%	142.9%	123.6%	77.4%	30.9%	-0.9%

The chart above is intended to isolate the effects of Index volatility and Index performance on the return of the Fund. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in the “Principal Risks – Correlation Risk” below.

The Index’s annualized historical volatility rate for the period from December 31, 2015 (the inception date of the Index) to September 30, 2016 was 5.35%. The Index’s annualized performance for the period from December 31, 2015 to September 30, 2016 was 7.00%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.

For information regarding the effects of volatility and Index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Derivatives Risk — The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to leverage, imperfect monthly correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Investments in such derivatives may generally be subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the same, or a substantially similar index to achieve its investment objective. The underlying ETF may not track the performance of the Index due to fees and other costs borne by the ETF and other factors. Thus, to the extent that the Fund invests in swaps that use an ETF as a reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund used swaps that utilized the Index as the reference asset. Any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

In addition, the Fund’s investments in derivatives are subject to the following risks:

•	Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.
If the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Index reverses all of a portion of its movement.
•	Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. In addition, there is a risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund. Futures are also subject to leverage and liquidity risks.

Leverage Risk — The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. If you invest in the Fund, you are exposed to the risk that a decline in the monthly performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 2% for every 1% monthly decline in the Index, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 50%. Further, purchasing shares intra-calendar month may result in greater than 200% exposure to the performance of the Index if there is a decline in the Index between the end of the last calendar month and the time the investor purchased Fund shares. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Index.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Counterparty Risk — The Fund may invest in financial instruments involving counterparties. The use of financial instruments, such as swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund is thus exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount it is entitled to receive. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective.

Intra-Calendar Month Investment Risk — The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged investment objective for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will likely have more, or less, than 200% leveraged investment exposure to the Index, depending upon the movement of the Index from the end of the prior calendar month until the time of investment by a shareholder.

If the Index moves in a direction favorable to the Fund, the investor will receive less than 200% exposure to the Index. Conversely, if the Index moves in a direction adverse to the Fund, the investor will receive greater than 200% exposure to the Index. Only on the last day of a calendar month, could an investor receive 200% exposure to the Index. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close on the last trading day of the month, it would seek $200 of exposure to the next month’s Index performance. If the Index rose by 1% by mid-month, the exposure of the Fund will have risen by 1% to $202 and the net assets will have risen by that $2 gain to $102. With net assets of $102 and exposure of $202, a purchaser at that point would be receiving 198% exposure of her investment instead of 200%.

Monthly Correlation/Tracking Risk — There is no guarantee the Fund will achieve a high degree of correlation with its monthly leveraged investment objective relative to the Index. A number of factors may adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs related to the use of derivatives, income items, valuation methodology, accounting standards, significant purchase and redemption activity by Fund shareholders and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio on a monthly basis to keep exposure consistent with its leveraged investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The target amount of portfolio exposure is impacted by the Index’s movement, thus it is unlikely the Fund will have perfect exposure (200%) to the Index on the rebalance date and the likelihood of the Fund being materially over- or under-exposed is higher on days when the Index experiences volatility near the close of the trading day.

The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in, or have exposure to, securities or financial instruments not included in the Index. The Fund may also take or refrain from taking certain positions in order to improve tax efficiency or comply with regulatory restriction, either of which may negatively impact the Fund’s correlation with the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions and other Index repositioning events may hinder the Fund’s ability to meet its calendar month leveraged investment objective.

Other Investment Companies (including ETFs) Risk— The Fund may invest in, and/or have exposure to, the securities of other investment companies, including ETFs, which may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the investment company or ETF to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies or ETFs. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will not perform as expected, thus affecting the Fund’s performance and its correlation with the Index. In addition, because closed-end investment companies and ETFs are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of closed-end investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal price or time, adversely affecting the Fund’s performance.

Credit Risk — The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund net asset value and performance.

Debt Instrument Risk — The value of debt instruments may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability of issuers, guarantors, or liquidity providers to make schedule principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall. Changes in interest rates will likely have a greater impact on the value of debt instruments that have a longer duration. Returns on investments in debt instruments may trail the returns on other investment options, including investments in equity securities.

Interest Rate Risk — Debt instruments have varying levels of sensitivity to changes in interest rates. In general, the price of debt instrument or security will fall when interest rates rise and rise when interest rates fall. Because the Fund invests in intermediate-term bonds, the effects of increasing interest rates may be more pronounced than for investment in short-term bonds. The U.S. is currently in a period of historically-low interest rates and it is unclear how much longer interest rates will remain at their current levels. Changes or volatility in interest rates may materially affect the performance of the Fund. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

U.S. Government Securities Risk — A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Market Timing Activity Risk — Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Fund as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading, which may lead to increased portfolio turnover, higher transaction costs and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Active and Frequent Trading Risk — The Fund engages in active and frequent trading, leading to increased portfolio turnover, higher transaction costs and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Aggressive Investment Techniques Risk — The Fund uses investment techniques that may be considered aggressive and may entail significantly higher than normal risk. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Investment Risk— An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Liquidity Risk — Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index, thus materially affecting Fund performance.

Market Risk — The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the short-term debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. There is no guarantee that money market instruments will maintain a stable value, and they may lose money.

Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Regulatory Risk — The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all or a portion of your money invested in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.direxioninvestments.com/mutual-funds?producttab=performance or by calling the Fund toll-free at (800) 851-0511.

The performance shown prior to September 30, 2009 reflects the Fund’s previous daily leveraged investment objective of 250%. After September 30, 2009, the Fund began to seek a monthly leveraged investment objective of 200%. If the Fund had continued to seek its previous investment objective, the calendar year performance of the Fund would have varied from that shown.

The performance shown from October 1, 2009 to April 14, 2013 reflects the Fund’s previous investment objective where it sought monthly investment results, before fees and expenses, of 200% of the performance of the NYSE Current 10-Year U.S. Treasury Index. If the Fund’s investment objective had remained the same, the calendar year performance of the Fund would have varied from that shown.

In addition, performance shown from April 15, 2013 to May 2, 2016 reflects the Fund’s previous monthly leveraged investment objective of 200% of the NYSE 7-10 Year Treasury Bond Index. If the Fund had continued to seek its previous investment objective, the calendar year performance of the Fund would have varied from that shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 851-0511
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxioninvestments.com/mutual-funds?producttab=performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 33.53% for the quarter ended December 31, 2008 and its lowest calendar quarter return was -13.76% for the quarter ended June 30, 2009. The year-to-date return as of September 30, 2016 was 12.00%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.76%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The NYSE 7-10 Year Treasury Bond Index commenced operations on December 29, 2006.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2015)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund | ICE U.S. Treasury 7-10 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.56%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund | NYSE 7-10 Year Treasury Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.48%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund | Bloomberg Barclays Intermediate US Govt/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.04%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (Operating Services Fees)	rr_OtherExpensesOverAssets	0.35%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,802
Annual Return 2006	rr_AnnualReturn2006	(1.29%)
Annual Return 2007	rr_AnnualReturn2007	17.80%
Annual Return 2008	rr_AnnualReturn2008	45.61%
Annual Return 2009	rr_AnnualReturn2009	(19.04%)
Annual Return 2010	rr_AnnualReturn2010	11.70%
Annual Return 2011	rr_AnnualReturn2011	30.40%
Annual Return 2012	rr_AnnualReturn2012	5.49%
Annual Return 2013	rr_AnnualReturn2013	(14.26%)
Annual Return 2014	rr_AnnualReturn2014	16.90%
Annual Return 2015	rr_AnnualReturn2015	0.44%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.81%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.16%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.07%

[1]	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has entered into an Operating Services Agreement with the Fund. Under this Operating Services Agreement, Rafferty has contractually agreed, in exchange for an annualized fee of 0.35% of the average daily net assets of the Fund, to pay all expenses of the Fund through September 1, 2018 other than the following: management fees, Rule 12b-1 distribution and/or service fees, acquired fund fees and expenses, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses. The Operating Services Agreement may be terminated at any time by the Board of Trustees.
[2]	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.